Consolidated Statement of Comprehensive Income - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	[1]	$ 4,310	$ 4,522	$ 1,046
Net profit / (loss) attributable to shareholders		4,304	4,516	969
Net profit / (loss) attributable to non-controlling interests		6	7	77
Foreign currency translation
Subtotal foreign currency translation, net of tax		(4)	(1)	250
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax		(146)	(220)	286
Income tax relating to defined benefit plans		(41)	276	11
Subtotal defined benefit plans, net of tax		(186)	56	296
Own credit on financial liabilities designated at fair value
Subtotal own credit on financial liabilities designated at fair value, net of tax		(392)	509	(317)
Total other comprehensive income		781	(292)	1,068
Total other comprehensive income that may be reclassified to the income statement, net of tax		1,363	(855)	838
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(582)	563	229
Total comprehensive income		5,091	4,231	2,113
Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)		4,304	4,516	969
Foreign currency translation
Foreign currency translation movements, before tax		200	(725)	1,595
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax		(134)	181	(55)
Foreign currency translation differences on foreign operations reclassified to the income statement		52	3	32
Effective portion of changes in fair value of hedging instruments designated as net investment hedge reclassified to the income statement		(14)	2	(6)
Income tax relating to foreign currency translations, including the effect of net investment hedges		0	(2)	(2)
Subtotal foreign currency translation, net of tax		104	(541)	1,564
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax		189	(56)	96
Impairment charges reclassified to the income statement from equity		0	0	15
Realized gains reclassified to the income statement from equity		(33)	0	(209)
Realized losses reclassified to the income statement from equity		2	0	14
Income tax relating to net unrealized gains / (losses)		(41)	12	(6)
Subtotal financial assets measured at fair value through other comprehensive income, net of tax		117	(45)	(91)
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax		1,571	(42)	45
Net (gains) / losses reclassified to the income statement from equity		(175)	(294)	(843)
Income tax related to cash flow hedges		(253)	67	163
Subtotal cash flow hedges, net of tax		1,143	(269)	(635)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax		(146)	(220)	286
Income tax relating to defined benefit plans		(41)	276	11
Subtotal defined benefit plans, net of tax		(186)	56	296
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax		(400)	517	(315)
Income tax relating to own credit on financial liabilities designated at fair value		8	(8)	(2)
Subtotal own credit on financial liabilities designated at fair value, net of tax		(392)	509	(317)
Total other comprehensive income		785	(290)	818
Total other comprehensive income that may be reclassified to the income statement, net of tax		1,363	(855)	838
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(578)	565	(20)
Total comprehensive income		5,089	4,225	1,787
Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)		6	7	77
Foreign currency translation
Foreign currency translation movements, before tax		(4)	(1)	250
Income tax relating to foreign currency translations, including the effect of net investment hedges		0	0	0
Subtotal foreign currency translation, net of tax		(4)	(1)	250
Own credit on financial liabilities designated at fair value
Total other comprehensive income		(4)	(1)	250
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(4)	(1)	250
Total comprehensive income		2	5	326
UBS AG
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)	[1]	3,971	4,113	834
Net profit / (loss) attributable to shareholders		3,965	4,107	758
Net profit / (loss) attributable to preferred noteholders		0	0	73
Net profit / (loss) attributable to non-controlling interests		6	7	4
Foreign currency translation
Subtotal foreign currency translation, net of tax		(4)	(1)	250
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax		(129)	(70)	308
Income tax relating to defined benefit plans		(41)	245	6
Subtotal defined benefit plans, net of tax		(170)	175	314
Own credit on financial liabilities designated at fair value
Subtotal own credit on financial liabilities designated at fair value, net of tax		(392)	509	(317)
Total other comprehensive income		785	(147)	1,044
Total other comprehensive income that may be reclassified to the income statement, net of tax		1,351	(829)	797
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(566)	682	247
Total comprehensive income		4,756	3,967	1,878
UBS AG | Comprehensive income attributable to shareholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)		3,965	4,107	758
Foreign currency translation
Foreign currency translation movements, before tax		199	(701)	1,553
Effective portion of changes in fair value of hedging instruments designated as net investment hedges, before tax		(144)	181	(55)
Foreign currency translation differences on foreign operations reclassified to the income statement		52	4	32
Effective portion of changes in fair value of hedging instruments designated as net investment hedge reclassified to the income statement		(14)	2	(6)
Income tax relating to foreign currency translations, including the effect of net investment hedges		(1)	(2)	(2)
Subtotal foreign currency translation, net of tax		92	(515)	1,522
Financial assets measured at fair value through other comprehensive income
Net unrealized gains / (losses), before tax		189	(56)	96
Impairment charges reclassified to the income statement from equity		0	0	15
Realized gains reclassified to the income statement from equity		(33)	0	(209)
Realized losses reclassified to the income statement from equity		2	0	14
Income tax relating to net unrealized gains / (losses)		(41)	12	(6)
Subtotal financial assets measured at fair value through other comprehensive income, net of tax		117	(45)	(91)
Cash flow hedges of interest rate risk
Effective portion of changes in fair value of derivative instruments designated as cash flow hedges, before tax		1,571	(42)	45
Net (gains) / losses reclassified to the income statement from equity		(175)	(294)	(843)
Income tax related to cash flow hedges		(253)	67	163
Subtotal cash flow hedges, net of tax		1,143	(269)	(635)
Defined benefit plans
Gains / (losses) on defined benefit plans, before tax		(129)	(70)	308
Income tax relating to defined benefit plans		(41)	245	6
Subtotal defined benefit plans, net of tax		(170)	175	314
Own credit on financial liabilities designated at fair value
Gains / (losses) from own credit on financial liabilities designated at fair value, before tax		(400)	517	(315)
Income tax relating to own credit on financial liabilities designated at fair value		8	(8)	(2)
Subtotal own credit on financial liabilities designated at fair value, net of tax		(392)	509	(317)
Total other comprehensive income		789	(145)	794
Total other comprehensive income that may be reclassified to the income statement, net of tax		1,351	(829)	797
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(562)	684	(3)
Total comprehensive income		4,754	3,961	1,552
UBS AG | Comprehensive income attributable to preferred noteholders
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)				73
Foreign currency translation
Foreign currency translation movements, before tax		0	0	247
Income tax relating to foreign currency translations, including the effect of net investment hedges		0	0	0
Subtotal foreign currency translation, net of tax		0	0	247
Own credit on financial liabilities designated at fair value
Total other comprehensive income		0	0	247
Total other comprehensive income that will not be reclassified to the income statement, net of tax		0	0	247
Total comprehensive income		0	0	320
UBS AG | Comprehensive income attributable to non-controlling interests
Statement Of Comprehensive Income [Line Items]
Net profit / (loss)		6	7	4
Foreign currency translation
Foreign currency translation movements, before tax		(4)	(1)	2
Income tax relating to foreign currency translations, including the effect of net investment hedges		0	0	0
Subtotal foreign currency translation, net of tax		(4)	(1)	2
Own credit on financial liabilities designated at fair value
Total other comprehensive income		(4)	(1)	2
Total other comprehensive income that will not be reclassified to the income statement, net of tax		(4)	(1)	2
Total comprehensive income		$ 2	$ 5	$ 6

[1]
Comparative figures in this table have been restated for the changes in Corporate Center cost and resource allocation to the business divisions and the changes in the equity attribution framework. Refer to further discussion in this note and in Note 1b